SEGMENT AND GEOGRAPHIC DATA (Operating Segment Information) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended										12 Months Ended
	Aug. 31, 2013		May 31, 2013	Feb. 28, 2013	Nov. 30, 2012	Aug. 31, 2012		May 31, 2012	Feb. 29, 2012	Nov. 30, 2011	Aug. 31, 2013 segment		Aug. 31, 2012		Aug. 31, 2011
Segment Reporting Information [Line Items]
Number of Reportable Segments											2
Net Sales	$ 2,202		$ 4,248	$ 5,472	$ 2,939	$ 2,098		$ 4,219	$ 4,748	$ 2,439	$ 14,861	[1]	$ 13,504	[1]	$ 11,822	[1]
Gross Profit	924		2,262	3,070	1,397	881		2,363	2,705	1,096	7,653		7,045		6,079
EBIT											3,460	[2],[3],[4],[5]	3,047	[2],[3],[4],[5]	2,387	[2],[3],[4],[5]
Depreciation and Amortization Expense											615		622		613
Equity Affiliate Income											(15)	[6]	(10)	[6]	(21)	[6]
Total Assets	20,664	[7]				20,224	[7]				20,664	[7]	20,224	[7]	19,844	[7]
Property, Plant and Equipment Purchases											741		646		540
Max Exposure to Investments	91					142					91		142		141
Income from operations of discontinued businesses											17		10		3
Total Seeds and Genomics [Member]
Segment Reporting Information [Line Items]
Net Sales											10,340	[1]	9,789	[1]	8,582	[1]
Gross Profit											6,083		6,059		5,306
EBIT											2,412	[3],[4],[5]	2,570	[3],[4],[5]	2,106	[3],[4],[5]
Depreciation and Amortization Expense											495		510		496
Equity Affiliate Income											(15)	[6]	(10)	[6]	(21)	[6]
Total Assets	16,246	[7]				15,944	[7]				16,246	[7]	15,944	[7]	15,351	[7]
Property, Plant and Equipment Purchases											619		493		434
Max Exposure to Investments	91					142					91		142		141
Corn seed and traits [Member]
Segment Reporting Information [Line Items]
Net Sales											6,596	[1]	5,814	[1]	4,805	[1]
Gross Profit											3,929		3,589		2,864
Soybean seed and traits [Member]
Segment Reporting Information [Line Items]
Net Sales											1,653	[1]	1,771	[1]	1,542	[1]
Gross Profit											948		1,160		1,045
Cotton seed and traits [Member]
Segment Reporting Information [Line Items]
Net Sales											695	[1]	779	[1]	847	[1]
Gross Profit											519		585		642
Vegetable seeds [Member]
Segment Reporting Information [Line Items]
Net Sales											821	[1]	851	[1]	895	[1]
Gross Profit											337		419		534
All other crops seeds and traits [Member]
Segment Reporting Information [Line Items]
Net Sales											575	[1]	574	[1]	493	[1]
Gross Profit											350		306		221
Total Agricultural Productivity [Member]
Segment Reporting Information [Line Items]
Net Sales											4,521	[1]	3,715	[1]	3,240	[1]
Gross Profit											1,570		986		773
EBIT											1,048	[3],[4],[5]	477	[3],[4],[5]	281	[3],[4],[5]
Depreciation and Amortization Expense											120		112		117
Equity Affiliate Income											0	[6]	0	[6]	0	[6]
Total Assets	4,418	[7]				4,280	[7]				4,418	[7]	4,280	[7]	4,493	[7]
Property, Plant and Equipment Purchases											122		153		106
Max Exposure to Investments	0					0					0		0		0
Agricultural productivity [Member]
Segment Reporting Information [Line Items]
Net Sales											4,521	[1]	3,715	[1]	3,240	[1]
Gross Profit											$ 1,570		$ 986		$ 773

[1]	Represents net sales from continuing operations.
[2]	Includes the income from operations of discontinued businesses and pre-tax noncontrolling interest.
[3]	EBIT is defined as earnings (loss) before interest and taxes; see the following table for reconciliation. Earnings (loss) is intended to mean net income (loss) attributable to Monsanto Company as presented in the Statements of Consolidated Operations under generally accepted accounting principles. EBIT is an operating performance measure for the two reportable segments.
[4]	Agricultural Productivity EBIT includes income of $17 million, $10 million and $3 million from discontinued operations for fiscal years 2013, 2012 and 2011, respectively.
[5]	EBIT includes restructuring charges for fiscal years 2012 and 2011. See Note 5 — Restructuring — for additional information.
[6]	Equity affiliate income is included in Other expense, net in the Statements of Consolidated Operations.
[7]	Includes assets recorded in continuing operations and discontinued operations.